Exhibit 99.7 Schedule 3

QM ATR Data
Run Date - 02/23/2024 12:45:36 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income to Qualify?	ATR/QM Residual Income
1613297	XXXXXXXXXX	XXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	$11,897.00	10/05/2023	10.817%	Self-Employed		Non Permanent Resident Alien		Yes	$4,899.96
1309042	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No			0.00%	Not Required		US Citizen		No
1351869	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	$15,150.00	02/01/2022	5.664%	Self-Employed	Unemployed	US Citizen	US Citizen	Yes	$6,073.70
1355501	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	$16,220.00	02/11/2022	4.77%	Self-Employed		US Citizen		Yes	$24,187.30
1357399	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX		$6,995.00	02/02/2022	5.416%	Self-Employed		US Citizen		Yes	$11,767.26